Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Instruments by Category	Carrying amounts of financial instruments by category as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 99,105	₩ 110,632
Short-term financial instruments	143,000	71,000
Accounts receivables, net	52,615	59,761
Other receivables, net	6	8
Other current financial assets	598	818
Other non-current financial assets	3,019	1,324
Financial assets at fair value through profit or loss
Short-term financial instruments	5,000	—
Total	₩ 303,343	₩ 243,543

	December 31, 2021	December 31, 2020
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payables (*)	₩ 36,864	₩ 52,688
Long-term accounts payable	729	1,402
Accrued expenses (*)	49	62
Other current liabilities	3,607	2,653
Other non-current liabilities	5,123	3,247
Total	₩ 46,372	₩ 60,052
(*)Accounts payable and accrued expenses that are not financial liabilities are excluded.

Schedule of Net Income and Expenses From Financial Instruments	Net income and expenses from financial instruments for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 1,355	₩ 1,088	₩ 1,626
Differences in foreign currency	2,135	(1,796)	1,267
Financial assets at fair value through profit or loss
Interest income	28	—	—
Financial liabilities at amortized cost
Interest expense	(115)	(186)	(277)
Differences in foreign currency	(821)	537	(22)